Parent Only Financial Statements (Tables)	12 Months Ended
Mar. 31, 2026
Parent Only Financial Statements [Abstract]
Schedule of Condensed Balance Sheets
	As of March 31,
	2026	2025
	US$	US$
ASSETS
Current Assets:
Cash and cash equivalents	3,737,770	—
Deposits, prepayments and other receivables, net	1,364,434	—
Investment in funds	1,326,000	—
Amount due from subsidiaries	—	108,835
Total current assets	6,428,204	108,835
Non-current assets:
Investment in a subsidiary	500	500
Deposits, prepayments and other receivables, net	180,000	—
Deferred offering costs	—	545,359
Total non-current assets	180,500	545,859
Total assets	6,608,704	654,694
LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Accruals	158,391	25,000
Amount due to a shareholder	768,390	1,064,828
Amounts due to subsidiaries	2,341,579	—
Total current liabilities	3,268,360	1,089,828
TOTAL LIABILITIES	3,268,360	1,089,828

Commitments and contingencies (Note 15)

Shareholders’ equity (deficit)
Class B Ordinary shares, US$0.0001 par value, 15,000,000 shares authorized, and 2,000,000 shares issued and outstanding as of March 31, 2026 and 2025, respectively	200	200
Class A Ordinary shares, US$0.0001 par value, 60,000,000 shares authorized, and 15,178,000 and 13,338,000 shares issued and outstanding as of March 31, 2026 and 2025, respectively	1,518	1,334
Additional paid-in capital	4,784,361	—
Subscription receivables	—	(1,534)
Accumulated losses	(1,445,735)	(435,134)
Total shareholders’ equity (deficit)	3,340,344	(435,134)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)	6,608,704	654,694

Schedule of Condensed Statements of Operations
	Years ended March 31,
	2026	2025	2024
	US$	US$	US$
OTHER INCOME (EXPENSES)
Interest income	26,899	—	—
Unrealized gain from investment in funds	26,000	—	—
Other expenses	(1,512)	—	—
	51,387	—	—

OPERATING COST AND EXPENSES
Staff costs and employee benefits	(92,219)	—	—
Advertising and promotion expenses	(101,832)	—	—
Professional expenses	(772,554)	(185,134)	(250,000)
Bank charges	(890)	—	—
Other general and administrative expenses	(94,493)	—	—
	(1,061,988)	(185,134)	(250,000)
LOSS BEFORE INCOME TAX EXPENSES	(1,010,601)	(185,134)	(250,000)
Income tax expenses	—	—	—
NET LOSS	(1,010,601)	(185,134)	(250,000)

Schedule of Condensed Statements of Cash Flows
	Year ended March 31,
	2026	2025	2024
	US$	US$	US$
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(1,010,601)	(185,134)	(250,000)
Adjustments to reconcile net loss to net cash used in operating activities
Unrealized gain from investment in funds	(26,000)	—	—
Changes in operating assets and liabilities
Deposits, other receivables and prepayments	(1,544,434)	—	—
Accruals and other payables	133,391	(225,000)	250,000
Net cash used in operating activities	(2,447,644)	(410,134)	—

CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in funds	(1,300,000)	—	—
Repayment from subsidiaries	108,835	—	—
Advances to subsidiaries	—	(109,335)	—
Net cash used in investing activities	(1,191,165)	(109,335)	—

CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of offering costs related to IPO	(1,176,763)	(545,359)	—
Proceeds from issuance of shares pursuant to IPO from underwriters	6,533,660	—	—
Advances from subsidiaries	2,314,586	—	—
Advance from a director	—	1,064,828	—
Repayment to a director	(294,904)	—	—
Net cash provided by financing activities	7,376,579	519,469	—
NET CHANGE IN CASH AND CASH EQUIVALENTS	3,737,770	—	—
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	—	—	—
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	3,737,770	—	—